Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 338,185	2,232,025	1,836,779	1,596,663
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	35,177	232,171	143,580	90,962
Share-based compensation cost	15,516	102,406	31,385	67,949
Allowance for (reversal of) provision for doubtful debts	(3,035)	(20,029)	15,982	8,605
Loss on disposal of property, equipment and software	2,119	13,985	3,988	317
Unrealized exchange (gains) losses	15,185	100,219	(11,688)	166,712
Deferred income taxes	1,306	8,619	(43,061)	47,154
Net equity share of losses (gains) from associated companies	(166)	(1,093)	4,104	2,028
Others			13	(16)
Changes in operating assets and liabilities:
Accounts receivable	(13,635)	(89,997)	(7,139)	(85,716)
Prepayments and other current assets	462	3,047	(453,045)	(52,389)
Accounts payable	(5,690)	(37,557)	154,463	45,565
Salary and welfare payables	7,952	52,480	34,571	26,269
Taxes payable	1,908	12,592	108,973	12,316
Deferred revenue	28,861	190,482	135,744	92,759
Accrued liabilities and other payables	8,424	55,604	139,846	(1,379)
Net cash provided by operating activities	432,569	2,854,954	2,094,495	2,017,799
Cash flows from investing activities
Purchase of property, equipment and software	(45,148)	(297,980)	(407,727)	(133,329)
Proceeds from sale of property, equipment and software	54	359	120	281
Prepayment for land use right				(822)
Incentive received on land use right				15,000
Prepayment of license right				(27,464)
Purchase of license right			(204,819)
Prepayment for royalties				(13,688)
Investments in associated companies			(4,207)	(33,560)
Transfer to restricted cash	(2,536)	(16,736)	(123,863)
Net change in time deposits with terms of three months	(51,298)	(338,570)	1,105,918	(520,970)
Placement/rollover of matured time deposits	(1,576,185)	(10,402,822)	(6,406,601)	(3,732,114)
Proceeds from maturity of time deposits	1,279,364	8,443,805	4,136,425	1,042,752
Net increase in other assets	(1,397)	(9,218)	(2,830)	(5,344)
Net cash used in investing activities	(397,146)	(2,621,162)	(1,907,584)	(3,409,258)
Cash flows from financing activities:
Proceeds from employees exercising stock options	3,656	24,123	40,514	18,407
Repurchase of company shares				(165,727)
Payments for other long-term payable				(10,000)
Capital contribution from non-controlling interests	2	16	19	27
Net cash provided by ( used in) financing activities	3,658	24,139	40,533	(157,293)
Effect of exchange rate changes on cash held in foreign currencies	(2,134)	(14,084)	20,438	(140,661)
Net (decrease) increase in cash	36,947	243,847	247,882	(1,689,413)
Cash, beginning of the year	157,771	1,041,290	793,408	2,482,821
Cash, end of the year	194,718	1,285,137	1,041,290	793,408
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	38,188	252,040	294,273	250,081
Supplemental schedule of non-cash investing and financing activities:
Treasury stock cancellation				165,727
Fixed asset purchases financed by accounts payable	22,200	146,523	47,427	37,302
Conversion of convertible notes to ordinary shares				602,042